COMMITMENTS AND CONTINGENCIES Additional information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Accrued Environmental Liabilities	$ 8.4	$ 2.5
Maximum Annual Repurchase Obligation	2.9
Repurchases of Partner units payments	0.5	0.2	0.6
Operating Lease Expense	$ 6.1	$ 5.9	$ 4.9